Key Management Personnel Remuneration (Details) - NZD ($)	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Details of key management personnel remuneration [Line Items]
Short-term employee benefits	$ 1,492,015	$ 1,742,530	$ 1,751,710	$ 2,039,156
Key management personnel compensation	$ 1,492,015	$ 1,742,530	$ 1,751,710	$ 2,039,156